UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	183,993,437	180,653,497
Ordinary shares, shares outstanding	181,047,597	178,930,297
Treasury stock at cost, shares	2,945,840	1,723,200